Condensed consolidated statements of stockholders' (deficit) equity - USD ($) $ in Thousands	Total	Restatement Adjustment	Scenario Previously Reported	Private Placement [Member]	Equity Line Of Credit [Member]	D-Wave Systems Inc. [Member]	Non-redeemable convertible preferred stock	Non-redeemable convertible preferred stock Restatement Adjustment	Non-redeemable convertible preferred stock Scenario Previously Reported	Non-redeemable convertible preferred stock D-Wave Systems Inc. [Member]	Common stock	Common stock Restatement Adjustment	Common stock Scenario Previously Reported	Common stock Private Placement [Member]	Common stock Equity Line Of Credit [Member]	Common stock D-Wave Systems Inc. [Member]	Additional Paid-in capital	Additional Paid-in capital Restatement Adjustment	Additional Paid-in capital Scenario Previously Reported	Additional Paid-in capital Private Placement [Member]	Additional Paid-in capital Equity Line Of Credit [Member]	Additional Paid-in capital D-Wave Systems Inc. [Member]	Accumulated deficit	Accumulated deficit Restatement Adjustment	Accumulated deficit Scenario Previously Reported	Accumulated deficit D-Wave Systems Inc. [Member]	Accumulated other comprehensive loss	Accumulated other comprehensive loss Restatement Adjustment	Accumulated other comprehensive loss Scenario Previously Reported	Accumulated other comprehensive loss D-Wave Systems Inc. [Member]
Balance at Dec. 31, 2019						$ (103,868)				$ 152,091						$ 16,337						$ 21,784				$ (283,704)				$ (10,376)
Balance (in Shares) at Dec. 31, 2019										135,012,939						15,220,212
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)																11,250
Exercise of stock options						4										$ 10						(6)
Stock-based compensation						269																269
D-Wave issuance of preferred stock pursuant to exercise of warrants						818				$ 818
D-Wave issuance of preferred stock pursuant to exercise of warrants (in shares)										313,159
D-Wave share issuance costs						(110)				$ (110)
D-Wave stock exchanged on transaction						(169,140)				$ (152,799)						$ (16,347)
D-Wave stock exchanged on transaction (in Shares)										(135,326,098)						(15,231,462)
DWSI Common Stock issued on D-Wave common stock conversion						8,450										$ 2,491						5,966
DWSI Common Stock issued on D-Wave common stock conversion (in Shares)																3,060,746
DWSI Class A Preferred Stock issued on D-Wave preferred stock conversion						160,690				$ 47,336												113,354
DWSI Class A Preferred Stock issued on D-Wave preferred stock conversion (in Shares)										27,065,220
DWSI Class B Preferred Stock issued for cash						43,679				$ 43,679
DWSI Class B Preferred Stock issued for cash (in Shares)										53,958,748
DWSI Class B Preferred Stock issued on D-Wave convertible debt transfer						99,298				$ 99,298
DWSI Class B Preferred Stock issued on D-Wave convertible debt transfer (in Shares)										56,741,860
DWSI share issuance costs						(432)				$ (432)
DWSI fair value of warrants issued for services						450																450
DWSI exercise of stock options						1										$ 1
DWSI exercise of stock options (in Shares)																1,000
DWSI stock-based compensation						2,720																2,720
Net income (loss)						(10,019)																				(10,019)
Foreign currency translation adjustment, net of tax						$ (82)																								(82)
Preferred stock, balance (in shares) at Dec. 31, 2020						137,765,828	122,564,333	(15,201,495)	137,765,828
Common stock, balance (in shares) at Dec. 31, 2020						3,061,746					2,723,903	(337,843)	3,061,746
Balance (in Shares) at Dec. 31, 2020										137,765,828						3,061,746
Balance at Dec. 31, 2020	$ 30,237	$ (2,492)	$ 32,729			$ 32,729	$ 189,881	$ 0	$ 189,881	$ 189,881	$ 0	$ (2,492)	$ 2,492			$ 2,492	$ 144,537	$ 0	$ 144,537			144,537	$ (293,723)	$ 0	$ (293,723)	(293,723)	$ (10,458)	$ 0	$ (10,458)	(10,458)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)											74,770
Exercise of stock options	(30)																(30)
Stock-based compensation	555																555
Net income (loss)	(17,705)																						(17,705)
Foreign currency translation adjustment, net of tax	40																										40
Preferred stock, balance (in shares) at Sep. 30, 2021							122,564,333
Common stock, balance (in shares) at Sep. 30, 2021											2,798,673
Balance at Sep. 30, 2021	13,097						$ 189,881				$ 0						145,062						(311,428)				(10,418)
Balance at Dec. 31, 2020	$ 30,237	(2,492)	32,729			$ 32,729	$ 189,881	$ 0	$ 189,881	$ 189,881	$ 0	$ (2,492)	$ 2,492			$ 2,492	144,537	0	144,537			144,537	(293,723)	0	(293,723)	(293,723)	(10,458)	0	(10,458)	(10,458)
Balance (in Shares) at Dec. 31, 2020										137,765,828						3,061,746
Preferred stock, balance (in shares) at Dec. 31, 2020						137,765,828	122,564,333	(15,201,495)	137,765,828
Common stock, balance (in shares) at Dec. 31, 2020						3,061,746					2,723,903	(337,843)	3,061,746
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)						105,203										105,203
Exercise of stock options						$ 82										$ 118						(36)
Stock-based compensation						1,739																1,739
Net income (loss)						(31,545)																				(31,545)
Foreign currency translation adjustment, net of tax						$ 15																								15
Preferred stock, balance (in shares) at Dec. 31, 2021	122,564,333					137,765,828	122,564,333	(15,201,495)	137,765,828
Common stock, balance (in shares) at Dec. 31, 2021	2,817,498					3,166,949					2,817,498	(349,451)	3,166,949
Balance (in Shares) at Dec. 31, 2021										137,765,828						3,166,949
Balance at Dec. 31, 2021	$ 3,020	0	3,020			$ 3,021	$ 189,881	$ 0	$ 189,881	$ 189,881	$ 0	$ (2,610)	$ 2,610			$ 2,610	148,850	2,610	146,240			146,240	(325,268)	0	(325,268)	(325,268)	(10,443)	0	(10,443)	(10,443)
Balance at Jun. 30, 2021	17,053	(2,586)	19,639				$ 189,881	$ 0	$ 189,881		$ 0	$ (2,586)	$ 2,586				144,838	0	144,838				(307,219)	0	(307,219)		(10,447)	0	(10,447)
Preferred stock, balance (in shares) at Jun. 30, 2021							122,564,333	(15,201,495)	137,765,828
Common stock, balance (in shares) at Jun. 30, 2021											2,796,004	(346,785)	3,142,789
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)											2,669
Exercise of stock options	(1)																(1)
Stock-based compensation	225																225
Net income (loss)	(4,209)																						(4,209)
Foreign currency translation adjustment, net of tax	29																										29
Preferred stock, balance (in shares) at Sep. 30, 2021							122,564,333
Common stock, balance (in shares) at Sep. 30, 2021											2,798,673
Balance at Sep. 30, 2021	13,097						$ 189,881				$ 0						145,062						(311,428)				(10,418)
Balance at Dec. 31, 2021	$ 3,020	0	3,020			$ 3,021	$ 189,881	$ 0	$ 189,881	$ 189,881	$ 0	$ (2,610)	$ 2,610			$ 2,610	148,850	2,610	146,240			$ 146,240	(325,268)	0	(325,268)	$ (325,268)	(10,443)	0	(10,443)	$ (10,443)
Preferred stock, balance (in shares) at Dec. 31, 2021	122,564,333					137,765,828	122,564,333	(15,201,495)	137,765,828
Common stock, balance (in shares) at Dec. 31, 2021	2,817,498					3,166,949					2,817,498	(349,451)	3,166,949
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)	174,378										155,137
Exercise of stock options	$ 72																72
Stock-based compensation	$ 3,695																3,695
Issuance of common stock				$ 40,000	$ 3,271									$ 1						$ 39,999	$ 3,271
Issuance of common stock (in shares)					381,540									5,816,528	381,540
Stock Issued During Period Shares Exercise Of Warrants	115,025										115,025
Stock Issued During Period Value Exercise Of Warrants	$ 910																910
Net income (loss)	(37,868)																						(37,868)
Issuance of common stock upon conversion of D-Wave Systems preferred stock in connection with the Business Combination (Note 3) (in shares)							(122,564,333)				96,764,117
Issuance of common stock upon conversion of D-Wave Systems preferred stock in connection with the Business Combination (Note 3)	0						$ (189,881)				$ 10						189,871
Exchange of common stock (in shares)											4,327,512
Business Combination, net of redemptions and transaction costs (Note 3)	(13,828)																(13,828)
Foreign currency translation adjustment, net of tax	$ 18																										18
Preferred stock, balance (in shares) at Sep. 30, 2022	0						0
Common stock, balance (in shares) at Sep. 30, 2022	110,377,357										110,377,357
Balance at Sep. 30, 2022	$ (710)						$ 0				$ 11						372,840						(363,136)				(10,425)
Balance at Jun. 30, 2022	(20,093)	$ 0	$ (20,093)				$ 189,881	$ 0	$ 189,881		$ 0	$ (2,811)	$ 2,811				150,590	$ 2,811	$ 147,779				(350,083)	$ 0	$ (350,083)		(10,481)	$ 0	$ (10,481)
Preferred stock, balance (in shares) at Jun. 30, 2022							122,564,333	(15,201,495)	137,765,828
Common stock, balance (in shares) at Jun. 30, 2022											2,972,635	(368,692)	3,341,327
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	2,027																2,027
Issuance of common stock				$ 40,000	$ 3,271									$ 1						$ 39,999	$ 3,271
Issuance of common stock (in shares)														5,816,528	381,540
Stock Issued During Period Shares Exercise Of Warrants											115,025
Stock Issued During Period Value Exercise Of Warrants	910																910
Net income (loss)	(13,053)																						(13,053)
Issuance of common stock upon conversion of D-Wave Systems preferred stock in connection with the Business Combination (Note 3) (in shares)							(122,564,333)				96,764,117
Issuance of common stock upon conversion of D-Wave Systems preferred stock in connection with the Business Combination (Note 3)	0						$ (189,881)				$ 10						189,871
Exchange of common stock (in shares)											4,327,512
Business Combination, net of redemptions and transaction costs (Note 3)	(13,828)																(13,828)
Foreign currency translation adjustment, net of tax	$ 56																										56
Preferred stock, balance (in shares) at Sep. 30, 2022	0						0
Common stock, balance (in shares) at Sep. 30, 2022	110,377,357										110,377,357
Balance at Sep. 30, 2022	$ (710)						$ 0				$ 11						$ 372,840						$ (363,136)				$ (10,425)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)				5,816,528	127,180
Common stock, balance (in shares) at Aug. 05, 2022	110,007,972